Income taxes (Tables)	12 Months Ended
Mar. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
Reconciliations of the differences between the income tax expense of the Company and the PRC statutory EIT rate applicable to    losses of the consolidated entities are as follows:

	Year ended March 31, 2019	Year ended March 31, 2020	Year ended March 31, 2021
	RMB	RMB	RMB
Loss before income tax	(231,758)	(175,925)	(193,391)
Income tax computed at respective applicable tax rate	(57,940)	(43,981)	(48,348)
Effect of different tax jurisdiction	25,553	19,507	14,272
Super deduction for research and development expenses (a)	(5,969)	(4,719)	(2,632)
Non-deductible expenses	133	138	140
Change in valuation allowance	38,364	29,567	37,439

Total	141	512	871

Reconciliations between the effective income tax rate and the PRC statutory income tax rate are as follows:

	Year ended March 31, 2019	Year ended March 31, 2020	Year ended March 31, 2021
	RMB	RMB	RMB
PRC statutory income tax rates	25%	25%	25%
Effect on tax rates in different tax jurisdiction	(11%)	(11%)	(7%)
Super deduction for research and development expenses	3%	3%	1%
Non-deductible expenses	0%	0%	0%
Change in valuation allowance	(17%)	(17%)	(19%)

Total	0%	0%	0%

Summary of Income Tax Holiday
The following table sets forth the effect of preferential tax on China operations:

	Year ended March 31, 2019	Year ended March 31, 2020	Year ended March 31, 2021
	RMB	RMB	RMB
Tax holiday effect	(4,126)	(5,471)	1,074
Basic and diluted net loss per share effect	(0.20)	(0.25)	0.02

Schedule of Components of Income Tax Expense (Benefit)
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	Year ended March 31, 2019	Year ended March 31, 2020	Year ended March 31, 2021
	RMB	RMB	RMB
Current income tax expense	—	149	1,018
Deferred tax expense	(141)	(661)	(1,889)

Income tax credit, net	(141)	(512)	(871)

Schedule of Deferred Tax Assets And Tax Liabilities
Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset and liabilities balances as of March 31, 2020 and 2021 are as follows:

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Deferred tax assets:
Net accumulated loss-carry forward	106,320	143,426
Deferred deductible advertising expense	1,780	940
Allowance	159	130
Contract liabilities	1,821	413
Accruals	2,459	5,069
Less: Valuation allowance	(112,539)	(149,978)

Net deferred tax assets	—	—

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination	(8,009)	(6,119)
Unrealized fair value change of the available-for-sale debt investments	(2,582)	(2,839)

Net deferred tax liabilities	(10,591)	(8,958)

Summary of Valuation Allowance
Movement of valuation allowance is as follows:

	As of March 31,	As of March 31,
	2020	2021
	RMB	RMB
Beginning balance	82,972	112,539
Change of valuation allowance	29,567	37,439

Ending balance	112,539	149,978